Prepaid expenses and other current assets (FY) (Details) - USD ($) $ in Thousands			3 Months Ended		9 Months Ended	12 Months Ended
	Mar. 05, 2020	Aug. 28, 2019	Mar. 31, 2020	Sep. 30, 2019	Sep. 30, 2019	Dec. 31, 2019	Sep. 30, 2020	Dec. 31, 2018
Prepaid expenses and other current assets [Abstract]
Prepaid advertising & marketing		$ 3,400				$ 1,776		$ 0
Prepaid slotting fees						425		0
Prepaid insurance						164		15
Deposits						115		0
Prepaid state registration fee						81		0
Other						80		254
Total prepaid expenses and other current assets						2,641	$ 2,005	$ 269
Advertising Agreement [Abstract]
Stock issued to third parties for services (in shares)		1,000,000
Stock issued to third parties for services		$ 3,400	$ 125	$ 3,440		3,477
Advertising expenses incurred					$ 600
iHeartMedia [Member]
Prepaid expenses and other current assets [Abstract]
Prepaid advertising & marketing						2,800	3,000
Advertising Agreement [Abstract]
Advertising expenses incurred						600
Committed usage amount of media inventory		$ 1,700				1,700
Prepaid advertising balance						2,800
Prepaid Expenses and Other Current Assets [Member] | iHeartMedia [Member]
Prepaid expenses and other current assets [Abstract]
Prepaid advertising & marketing						1,700	1,300
Advertising Agreement [Abstract]
Prepaid advertising balance						1,700
Other Noncurrent Assets [Member] | iHeartMedia [Member]
Prepaid expenses and other current assets [Abstract]
Prepaid advertising & marketing						1,100	$ 1,700
Advertising Agreement [Abstract]
Prepaid advertising balance						$ 1,100
Common Stock [Member]
Advertising Agreement [Abstract]
Stock issued to third parties for services (in shares)			125,000	1,000,000		1,009,000
Stock issued to third parties for services				$ 1		$ 1
Common Stock [Member] | iHeartMedia [Member]
Advertising Agreement [Abstract]
Stock issued to third parties for services (in shares)	125,000	1,000,000
Stock issued to third parties for services	$ 100	$ 3,400